Cover	Dec. 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2024
Entity File Number	001-41934
Entity Registrant Name	FibroBiologics, Inc.
Entity Central Index Key	0001958777
Entity Tax Identification Number	86-3329066
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	455 E. Medical Center Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77598
City Area Code	(281)
Local Phone Number	671-5150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.00001 per share
Trading Symbol	FBLG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false